BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Statement of compliance

Statement of compliance

These financial statements were approved by the Company’s Board of Directors and authorized for issuance on August 29, 2025.

These financial statements have been prepared in accordance with International Financial Reporting Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board and interpretations of the International Financial Reporting Interpretations Committee applicable to the preparation of interim financial statements including International Accounting Standard 34 Interim Financial Reporting. These financial statements do not include all disclosures required for annual audited financial statements.

Basis of presentation

Basis of presentation

These consolidated financial statements have been prepared on the going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value as described herein.

Presentation and functional currency

Presentation and functional currency

These consolidated financial statements are presented in U.S. dollars (“USD”), which is the functional currency of the Company and its subsidiaries. As such, the Company is exposed to currency risk from financial assets and liabilities denominated in Canadian dollars. References to Canadian dollars are to ‘CAD’.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the accounts of Athena Gold Corp. and its wholly owned subsidiary, Nubian Resources USA (“Nubian USA”). All significant inter-entity balances and transactions have been eliminated in consolidation. Subsidiaries are entities the Company controls when it is exposed, or has rights, to variable returns from its involvement in the entity and can affect those returns through its power to direct the relevant activities of the entity. Subsidiaries are included in the consolidated financial results of the Company from the date of acquisition up to the date of disposition or loss of control.

Initial adoption of IFRS Accounting Standards

Initial adoption of IFRS Accounting Standards

The Company adopted IFRS Accounting Standards on April 15, 2025 with an effective date of January 1, 2023 and our prior periods in the included consolidated financial statements are restated accordingly. The Company had previously reported under United States Generally Accepted Accounting Principles.

Impact on equity

The following table summarizes the impact on the Company’s equity accounts on January 1, 2023:

Account	As reported	Adjustment	Re-stated
	$	$	$
Accumulated deficit	11,702,799	(66,566)	11,636,233
Additional paid-in capital	16,652,602	(420,247)	16,232,355
Options and warrants reserve	–	336,940	336,940

The following table summarizes the impact on the Company’s equity accounts on December 31, 2023:

Account	As reported	Adjustment	Re-stated
	$	$	$
Accumulated deficit	11,090,050	(95,132)	10,994,918
Additional paid-in capital	17,391,148	(455,211)	16,935,937
Options and warrants reserve	–	358,146	358,146

The following table summarizes the impact on the Company’s equity accounts on December 31, 2024:

Account	As reported	Adjustment	Re-stated
	$	$	$
Accumulated deficit	11,726,568	(94,708)	11,631,860
Additional paid-in capital	17,861,545	(455,765)	17,405,780
Options and warrants reserve	–	358,458	358,458

Comprehensive income

For the years ended December 31, 2024 and 2023, the Company reported a net loss of $636,942 and a net income of $612,748, respectively. In connection with the adoption of IFRS Accounting Standards, the Company’s net loss for the year ended December 31, 2024 increased by $424. For the year ended December 31, 2023, the Company’s net income increased by $28,567.

The Company’s cash flows were unaffected.